SECURITIES AVAILABLE FOR SALE - Summary of Fair Value and Gross Unrealized Losses of those Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Estimated fair value	$ 89,243
Less than 12 months Gross unrealized Losses	3,737
12 months or longer Estimated fair value	18,800
12 months or longer Gross unrealized losses	1,200
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Estimated fair value	15,896
Less than 12 months Gross unrealized Losses	692
12 months or longer Estimated fair value
12 months or longer Gross unrealized losses
U.S. Government sponsored agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Estimated fair value	73,347
Less than 12 months Gross unrealized Losses	3,045
12 months or longer Estimated fair value	18,800
12 months or longer Gross unrealized losses	$ 1,200